Related Party Transactions	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Related Party Transactions
31.	Related Party Transactions

Inter-company transactions and balance on transactions between group companies are eliminated when preparing this consolidated financial statement and are not disclosed in this footnote. The transactions between the Group and other related parties are as follows:

A.	Disposal of Financial Assets

	For the year ended December 31, 2016
	Financial Statement Account	Shares (In Thousands)	Marketable Securities Type and Name	Disposal of the Amount	Gain on Disposal
				NT$	NT$
Associates	Available-for-sale financial assets – non-current	57,810	Hsieh Yong Capital Co., Ltd. (Stock)	376,943	206,943

There is no such transaction in 2017.

B.	On June 30, 2016, the Company’s Board of Directors has adopted resolution to approve the entering into and execution of a “joint share exchange agreement” (the “Agreement”) with Advanced Semiconductor Engineering, Inc. ( the “ASE”) and agrees to establish a new holding company (the “HoldCo”). The collaboration between the parties will result in synergies that can create a competitive advantages and opportunities for the future development and sustained growth of the semiconductor industry by enhancing efficiency and economies of scale as well deeply strengthening research and development and innovation capabilities, thereby providing customers with higher quality, more efficient, and well-rounded packaging and testing services. The Agreement will be conducted (1) at an exchange ratio of one ASE common share for 0.5 HoldCo common share, and (2) at NT$55 dollars in cash for each of SPIL’s common shares (after earning distribution in 2016, has been adjusted to NT$51.2 dollars), with ASE and SPIL becoming wholly-owned subsidiaries of HoldCo.

C.	The closing of the transaction will be subject to the necessary approvals by relevant domestic and foreign competent authorities. On November 16, 2016, the Taiwan Fair Committee has decided not to prohibit the merger transactions between the ASE and SPIL, and on May 15, 2017, the Company received an official confirmation letter from the US Federal Trade Commission (FTC) stating that the non-public investigation procedure has been closed. On November 24, 2017, the Anti-Monopoly Bureau under the Ministry of Commerce of the PRC (“MOFCOM”) approved the proposed combination on the following four conditions, among others:

1.	HoldCo should maintain the legal personality of ASE and SPIL as independent competitors for a period of 24 months (“Restriction Period”).

2.	During the Restriction Period, HoldCo will only exercise limited shareholder rights. Such limitation includes: other than the right to obtain dividend related and financial information from ASE and SPIL, HoldCo should temporarily cease to exercise its other shareholder’s rights.

3.	During the Restriction Period, ASE and SPIL each covenants to provide services to customers on a non-discriminatory basis, and set service price and related transactional terms according to AML, reasonable commercial consideration and normal business operation.

4.	During the Restriction Period, ASE and SPIL each convents to not limit the customers’ choice of alternative suppliers of semiconductor packaging and testing businesses, and will cooperate with customers for requests related to switching such suppliers, under the circumstance that the customers obey the laws and regulations, and do not involves tort and breaking contracts.

All the conditions above are subject to further revisions in the official notice that may be published by MOFCOM from time to time. An extraordinary general meeting has been convened on February 12, 2018 and approved the HoldCo to acquire all issued shares of both companies. The issued shares of the Company and ASE shall be delisted on the share exchange record date after all procedures of the Share Exchange Transactions are completed then the HoldCo’s share shall be listed in Taiwan and United States Stock Market Exchange. The Company and ASE will maintain their respective existence, name and the independent operation and business model of their current and future business. The establishment of HoldCo will be completed by the end of April 2018. This timeline, however, is subject to the review progress of competent authorities.

D.	The long stop date of the Agreement (the “Long Stop Date”), which means the expiration of the Agreement, was set at 18 months after the execution date of the Agreement (i.e., December 31, 2017). On December 14, 2017, the Company and ASE entered into a Supplemental Agreement to Joint Share Exchange Agreement to amend the definition of Long Stop Date as October 31, 2018 or a later date otherwise agreed in writing by the Company and ASE.

E.	Personnel compensations to Directors and Managements

	For the Years Ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
Short-term employee benefits	370,943	443,802	313,922
Post-employment benefits	2,866	65,217	2,991

	373,809	509,019	316,913